Income Taxes - Summary of Total Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income tax
Tax (recovery) expense for current year	$ (38)	$ 161
Adjustments in respect of prior years	(30)	(22)
Total current income tax (recovery) expense	(68)	139
Deferred income tax
Origination and reversal of temporary differences	72	152
Adjustments in respect of prior years	(58)	9
Change in recognition of tax losses and deductible temporary differences	(20)	0
Impact of tax rate changes	(3)	16
Total deferred income tax expense (recovery)	(9)	177
Income tax (recovery) expense included in net earnings	$ (77)	$ 316